Accrued Expenses	12 Months Ended
Mar. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses
Note 6—Accrued Expenses
Accrued expenses at March 31, 2022 and 2021 consisted of the following (in thousands):

	March 31, 2022	March 31, 2021
Research and development expenses	$66,188	$20,755
Compensation-related expenses	44,262	38,552
Other general and administrative expenses	17,081	17,629

Total accrued expenses	$127,531	$76,936